Acquisitions (Summary Of Purchase Price Allocated To Intangible Assets And Weighted Average Useful Lives) (Details) - USD ($) $ in Millions			12 Months Ended
	Jun. 01, 2017	May 12, 2017	Sep. 30, 2017
PetMatrix [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Carrying Amount	$ 110.4
GloFish [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Carrying Amount		$ 37.8
Tradenames [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (Years)			6 years 2 months 12 days
Tradenames [Member] | PetMatrix [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Carrying Amount	75.0
Tradenames [Member] | GloFish [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Carrying Amount		6.1
Technology Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (Years)			11 years 4 months 24 days
Technology Assets [Member] | PetMatrix [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Carrying Amount	$ 21.0
Weighted Average Useful Life (Years)	14 years
Technology Assets [Member] | GloFish [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Carrying Amount		$ 30.2
Weighted Average Useful Life (Years)		13 years
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (Years)			17 years 10 months 24 days
Customer Relationships [Member] | PetMatrix [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Carrying Amount	$ 12.0
Weighted Average Useful Life (Years)	16 years
Customer Relationships [Member] | GloFish [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Carrying Amount		$ 1.5
Weighted Average Useful Life (Years)		10 years
Noncompete Agreements [Member] | PetMatrix [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Carrying Amount	$ 2.4
Weighted Average Useful Life (Years)	5 years